Redeemable Convertible Preferred Stock, Convertible Preferred Stock, Common Stock and Warrants (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Schedule of Changes in the Value of the Warrant Liability

The changes in the value of the warrant liability during the year ended December 31, 2015 were as follows:

Fair value – beginning of year	$92,463
Change in fair value	(19,807)
Cancellation of warrants	(72,656)
Fair value – end of year	$—